Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	MOTLEY FOOL FUNDS TRUST
Central Index Key	0001449871
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 28, 2015
Prospectus Date	Feb. 28, 2015
Institutional Shares | Motley Fool Independence Fund | Institutional Shares
Risk/Return:
Trading Symbol	FOIIX
Institutional Shares | Motley Fool Great America Fund | Institutional Shares
Risk/Return:
Trading Symbol	FOGIX
Institutional Shares | Motley Fool Epic Voyage Fund | Institutional Shares
Risk/Return:
Trading Symbol	FOEIX
Investor Shares | Motley Fool Independence Fund | Investor Shares
Risk/Return:
Trading Symbol	FOOLX
Investor Shares | Motley Fool Great America Fund | Investor Shares
Risk/Return:
Trading Symbol	TMFGX
Investor Shares | Motley Fool Epic Voyage Fund | Investor Shares
Risk/Return:
Trading Symbol	TMFEX